United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	July 12, 2010

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total:	180845(X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      203     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     1964    24865 SH       Sole                     3575             21290
AT & T Corp.                   COM              00206R102      498    20582 SH       Sole                     1272             19310
Abbott Laboratories            COM              002824100      973    20800 SH       Sole                                      20800
Alcoa Inc.                     COM              013817101     1552   154250 SH       Sole                    18500            135750
Anadarko Petroleum             COM              032511107     3835   106275 SH       Sole                    15600             90675
Analog Devices                 COM              032654105     3138   112650 SH       Sole                     3200            109450
Atmos Energy Corp              COM              049560105     1430    52876 SH       Sole                                      52876
AvalonBay Communities          COM              053484101      484     5179 SH       Sole                     1823              3356
BHP Billiton LTD ADR           COM              088606108     3484    56200 SH       Sole                     5400             50800
Barrick Gold Corp              COM              067901108     9813   216106 SH       Sole                    25814            190292
Baxter Int'l                   COM              071813109      293     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     2064    25900 SH       Sole                     5350             20550
Best Buy Co. Inc.              COM              086516101     3644   107625 SH       Sole                    15900             91725
CVS/Caremark Corp.             COM              126650100     5667   193280 SH       Sole                    29700            163580
Chevron Corp.                  COM              166764100      541     7965 SH       Sole                                       7965
Cisco Systems                  COM              17275R102      808    37925 SH       Sole                     3800             34125
Colgate Palmolive              COM              194162103      758     9628 SH       Sole                     4303              5325
Conocophillips                 COM              20825C104     3709    75562 SH       Sole                    12800             62762
Consol Edison Co.              COM              209115104      241     5600 SH       Sole                                       5600
Corning                        COM              219350105     4260   263750 SH       Sole                    36250            227500
Costco Wholesale Corp.         COM              22160k105      882    16092 SH       Sole                     4047             12045
Devon Energy                   COM              25179M103     6187   101552 SH       Sole                    11100             90452
Dow Chemical                   COM              260543103     2263    95400 SH       Sole                    14500             80900
DuPont                         COM              263534109     4160   120262 SH       Sole                    11100            109162
Duke Energy Corp.              COM              26441C105     3108   194232 SH       Sole                    13216            181016
EMC Corp.                      COM              268648102     1723    94150 SH       Sole                    21600             72550
EOG Resources, Inc.            COM              26875P101     1077    10950 SH       Sole                     3500              7450
EnCana                         COM              292505104     3101   102200 SH       Sole                     3300             98900
Exxon Mobil                    COM              30231G102      926    16217 SH       Sole                     2630             13587
Fedex Corp.                    COM              31428X106      221     3150 SH       Sole                      500              2650
General Electric               COM              369604103     4857   336821 SH       Sole                    67942            268879
General Mills                  COM              370334104      576    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     3811   112066 SH       Sole                    14400             97666
Halliburton Co.                COM              406216101      862    35100 SH       Sole                     1100             34000
Hewlett-Packard                COM              428236103      249     5752 SH       Sole                                       5752
Home Depot Inc.                COM              437076102      387    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     4949   126793 SH       Sole                    20518            106275
Int'l Bus Machines             COM              459200101      835     6760 SH       Sole                     1450              5310
Intel                          COM              458140100     2926   150416 SH       Sole                    32045            118371
International Paper            COM              460146103     2895   127938 SH       Sole                    21700            106238
JP Morgan Chase & Co.          COM              46625H100      286     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6246   105758 SH       Sole                    20400             85358
Kimberly-Clark                 COM              494368103     5007    82575 SH       Sole                    11800             70775
Lilly, Eli                     COM              532457108     2407    71850 SH       Sole                    12900             58950
MDU Resources Group            COM              552690109     4000   221825 SH       Sole                    26600            195225
Marathon Oil Corp.             COM              565849106     4511   145100 SH       Sole                    20800            124300
Medtronic Inc.                 COM              585055106      506    13950 SH       Sole                     2000             11950
Merck & Co.                    COM              58933Y105     4082   116735 SH       Sole                    19300             97435
Microsoft                      COM              594918104     3717   161558 SH       Sole                    30300            131258
National Fuel Gas              COM              636180101      723    15750 SH       Sole                     5800              9950
Nestle S A ADR                 COM              641069406     3653    75462 SH       Sole                    20825             54637
Newmont Mining Corp.           COM              651639106     6467   104750 SH       Sole                    15100             89650
Novartis AG ADR                COM              66987V109     4926   101940 SH       Sole                    13900             88040
Paccar Inc.                    COM              693718108      481    12073 SH       Sole                     5400              6673
Paychex Inc                    COM              704326107      811    31211 SH       Sole                     5337             25874
Pfizer Inc.                    COM              717081103     3724   261130 SH       Sole                    45800            215330
Philips Elec ADR               COM              500472303     2951    98908 SH       Sole                    16700             82208
Plum Creek Timber              COM              729251108      444    12850 SH       Sole                     2400             10450
Procter & Gamble               COM              742718109     6483   108086 SH       Sole                    15382             92704
Questar Corp.                  COM              748356102      919    20200 SH       Sole                     7000             13200
SCANA Corp.                    COM              80589M102      517    14450 SH       Sole                                      14450
Schlumberger, Ltd.             COM              806857108     4310    77878 SH       Sole                    12800             65078
Southern Co.                   COM              842587107     4771   143350 SH       Sole                    15950            127400
Stryker                        COM              863667101      513    10250 SH       Sole                     2600              7650
Sysco                          COM              871829107      270     9433 SH       Sole                                       9433
Unilever PLC ADR               COM              904767704     6256   234060 SH       Sole                    28100            205960
Union Pacific Corp.            COM              907818108      232     3332 SH       Sole                                       3332
United Technologies            COM              913017109     2236    34451 SH       Sole                     9200             25251
Walgreen Co.                   COM              931422109     2864   107260 SH       Sole                    21850             85410
Int'l Bus Machines             COM              459200101      777     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      405      225 SH       Sole                      225